Consolidated Statement of Changes in Equity R$ in Millions, $ in Millions	Share capital USD ($)	Capital reserve USD ($)	Profit reserves. USD ($)	Treasury stocks USD ($)	Other reserves. USD ($)	Cumulative translation adjustments USD ($)	Retained earnings USD ($)	Equity attributable to Vale's stockholders USD ($)	Non-controlling interest USD ($)	USD ($)	BRL (R$)
Balance at beginning of year at Dec. 31, 2018	$ 61,614	$ 1,139	$ 10,968	$ (2,477)	$ (2,155)	$ (25,104)		$ 43,985	$ 847	$ 44,832
Net income (loss)							$ (1,683)	(1,683)	(497)	(2,180)
Other comprehensive income			(428)		(298)	(107)		(833)	(15)	(848)
Interest on capital of Vale's stockholders			(1,767)					(1,767)		(1,767)
Dividends of non-controlling interest									(87)	(87)
Acquisitions and disposal of non-controlling interest					343			343	(1,350)	(1,007)
Capitalization of non-controlling interest advances									28	28
Allocation of loss			(1,683)				1,683
Treasury shares utilized in the period				22				22		22
Balance at end of year at Dec. 31, 2019	61,614	1,139	7,090	(2,455)	(2,110)	(25,211)		40,067	(1,074)	38,993
Net income (loss)							4,881	4,881	(350)	4,531
Other comprehensive income			(1,448)		267	(4,343)		(5,524)	32	(5,492)
Dividends and interest on capital of Vale's stockholders			(2,329)				(1,152)	(3,481)		(3,481)
Dividends of non-controlling interest									(8)	(8)
Acquisitions and disposal of non-controlling interest					(213)			(213)	455	242
Capitalization of non-controlling interest advances									22	22
Appropriation to undistributed retained earnings			3,729				(3,729)
Treasury shares utilized in the period				14				14		14
Balance at end of year at Dec. 31, 2020	61,614	1,139	7,042	(2,441)	(2,056)	(29,554)		35,744	(923)	34,821
Net income (loss)							22,445	22,445	23	22,468
Other comprehensive income			758		886	(6,890)		(5,246)	(2)	(5,248)
Fair value reclassification of Mosaic shares (note 14a)					(522)		522			522
Share-based payment program (note 2g)					63			63		63
Interest on capital of Vale's stockholders										(9,844)	R$ (51,246)
Dividends and interest on capital of Vale's stockholders			(4,296)				(8,368)	(12,664)		(12,664)
Dividends of non-controlling interest									(25)	(25)
Acquisitions and disposal of non-controlling interest					(331)			(331)	1,761	1,430
Appropriation to undistributed retained earnings			14,599				$ (14,599)
Share buyback program				(5,546)				(5,546)		(5,546)
Treasury shares utilized in the period			(2,401)	2,408				7		7
Balance at end of year at Dec. 31, 2021	$ 61,614	$ 1,139	$ 15,702	$ (5,579)	$ (1,960)	$ (36,444)		$ 34,472	$ 834	$ 35,306